INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Schedule of intangible assets

	IPR&D	Patents	License	Software	Total
Cost	$	$	$	$	$
Balance as at March 31, 2024 - Restated - Note 2	23,941	1,231	1,019	55	26,246
Additions	—	1,370	—	—	1,370
Effect of foreign exchange	997	38	—	(4)	1,031
Balance as at March 31, 2025 - Restated - Note 2	24,938	2,639	1,019	51	28,647
Additions	—	1,185	—	—	1,185
Effect of foreign exchange	532	7	—	—	539
Balance as at March 31, 2026	25,470	3,831	1,019	51	30,371

Accumulated Amortization
Balance as at March 31, 2024 - Restated - Note 2	—	—	41	31	72
Amortization charge	—	—	27	19	46
Effect of foreign exchange	—	—	—	(3)	(3)
Balance as at March 31, 2025 - Restated - Note 2	—	—	68	47	115
Amortization charge	—	—	28	4	32
Balance as at March 31, 2026	—	—	96	51	147

Net book value as at March 31, 2025 - Restated - Note 2	24,938	2,639	951	4	28,532
Net book value as at March 31, 2026	25,470	3,831	923	—	30,224